(Loss) Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Net (loss) income per share attributable to ordinary shareholders
Schedule of Earnings Per Share

Diluted (loss) earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	For the years ended
	2026	2025	2024
Numerator
Net (loss) income-basic and diluted	(5,763,745)	(5,730,751)	2,326,597

Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	12,975,000	11,849,178	11,250,000

(Loss) Earnings per share-basic and diluted	(0.44)	(0.48)	0.21